RELATED PARTY TRANSACTIONS AND BALANCES (Details 1) - CAD ($)	Jan. 31, 2019	Jan. 31, 2018
Disclosure of transactions between related parties [line items]
Amounts payable to related parties	$ 31,467	$ 39,865
Directors [Member]
Disclosure of transactions between related parties [line items]
Amounts payable to related parties	11,250	29,250
Oniva International Services Corp. [Member]
Disclosure of transactions between related parties [line items]
Amounts payable to related parties	20,217	10,615
Sampson Engineering Inc. [Member]
Disclosure of transactions between related parties [line items]
Amounts payable to related parties
Intermark Capital Corp. [Member]
Disclosure of transactions between related parties [line items]
Amounts payable to related parties